Document and Entity Information	May 02, 2022	Apr. 25, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 02, 2022
Entity Registrant Name	AMERICAN STATES WATER CO
Entity Incorporation, State or Country Code	CA
Entity File Number	001-14431
Entity Tax Identification Number	95-4676679
Entity Address, Address Line One	630 East Foothill Blvd.
Entity Address, City or Town	San Dimas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91773-1212
City Area Code	909
Local Phone Number	394-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American States Water Company Common Shares
Trading Symbol	AWR
Security Exchange Name	NYSE
Entity Emerging Growth Company		false
Entity Central Index Key	0001056903
Amendment Flag	false